Long-Term Investments, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Long-Term Investments, Net [Line Items]
Aggregate fair value of equity investments	$ 14,229		$ 14,229
Unfunded commitments	4,000		5,100
Carrying amount of the investment	18,501		21,618
Equity investments without readily determinable fair value using the NAV practical expedient [Member]
Long-Term Investments, Net [Line Items]
Aggregate fair value of equity investments	3,234		3,234
Equity investments without readily determinable fair value using the measurement alternative [Member]
Long-Term Investments, Net [Line Items]
Aggregate fair value of equity investments	14,229		14,229
Impairment charges recognized on equity investments		$ 700
Matrixport Venture Fund I, L.P [Member]
Long-Term Investments, Net [Line Items]
Carrying amount of the investment	$ 16,700		$ 20,300
Equity interest	54.10%		54.10%
Recognized share of loss	$ 3,600	$ 2,500